EXPLANATORY NOTE

The interactive data file included as an exhibit to this filing relates to the prospectus supplement filed with the Securities and Exchange Commission on behalf of Kalmar Pooled Investment Trust pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 21, 2015; such filing (Accession Number 0001193125-15-196585) is incorporated by reference into this Rule 497 Document.